Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Actual Return on Plan Assets
Transfers into Level 3	$ (8,000)	[1],[2]	$ 19,000	[1],[2]	$ 1,000	[1],[2]
Transfers out of Level 3	21,000	[1],[3]	4,000	[1],[3]	35,000	[1],[3]
Appalachian Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	(3,648)	[1],[2]	1,340	[1],[2]	1,392	[1],[2]
Transfers out of Level 3	32	[1],[3]	925	[1],[3]	1,930	[1],[3]
Indiana Michigan Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	(2,475)	[1],[2]	911	[1],[2]	860	[1],[2]
Transfers out of Level 3	22	[1],[3]	637	[1],[3]	1,144	[1],[3]
Ohio Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	1,874	[1],[2]	1,909	[1],[2]
Transfers out of Level 3	0	[1],[3]	1,303	[1],[3]	2,527	[1],[3]
Public Service Co Of Oklahoma [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers out of Level 3	0	[1],[3]	0	[1],[3]	0	[1],[3]
Southwestern Electric Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers out of Level 3	0	[1],[3]	0	[1],[3]	0	[1],[3]
Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,968,000		4,711,000		4,696,000
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,968,000		4,711,000		4,696,000
Actual Return on Plan Assets
Balance as of December 31	4,968,000		4,711,000		4,696,000
Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	642,289		627,995		621,570
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	642,289		627,995		621,570
Actual Return on Plan Assets
Balance as of December 31	642,289		627,995		621,570
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	591,737		559,143		552,026
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	591,737		559,143		552,026
Actual Return on Plan Assets
Balance as of December 31	591,737		559,143		552,026
Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	498,461		501,634		1,015,115
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	498,461		501,634		1,015,115
Transfer of OPCo Generation Plan Assets	0		506,076
Actual Return on Plan Assets
Balance as of December 31	498,461		501,634		1,015,115
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	275,482		264,597		264,823
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	275,482		264,597		264,823
Actual Return on Plan Assets
Balance as of December 31	275,482		264,597		264,823
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	290,152		278,946		279,699
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	290,152		278,946		279,699
Actual Return on Plan Assets
Balance as of December 31	290,152		278,946		279,699
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,694,000		1,699,000		1,568,000
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,694,000		1,699,000		1,568,000
Actual Return on Plan Assets
Balance as of December 31	1,694,000		1,699,000		1,568,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	280,633		284,840		267,758
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	280,633		284,840		267,758
Actual Return on Plan Assets
Balance as of December 31	280,633		284,840		267,758
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	202,408		206,214		194,128
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	202,408		206,214		194,128
Actual Return on Plan Assets
Balance as of December 31	202,408		206,214		194,128
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	206,212		211,994		366,301
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	206,212		211,994		366,301
Transfer of OPCo Generation Plan Assets	0		170,650
Actual Return on Plan Assets
Balance as of December 31	206,212		211,994		366,301
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	96,041		96,333		90,521
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	96,041		96,333		90,521
Actual Return on Plan Assets
Balance as of December 31	96,041		96,333		90,521
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	106,432		107,750		99,846
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	106,432		107,750		99,846
Actual Return on Plan Assets
Balance as of December 31	106,432		107,750		99,846
Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,145,000		1,664,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,145,000		1,664,000
Actual Return on Plan Assets
Balance as of December 31	1,145,000		1,664,000
Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	148,056		221,824
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	148,056		221,824
Actual Return on Plan Assets
Balance as of December 31	148,056		221,824
Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	136,403		197,504
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	136,403		197,504
Actual Return on Plan Assets
Balance as of December 31	136,403		197,504
Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	114,902		177,188
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	114,902		177,188
Actual Return on Plan Assets
Balance as of December 31	114,902		177,188
Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	63,502		93,461
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	63,502		93,461
Actual Return on Plan Assets
Balance as of December 31	63,502		93,461
Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	66,885		98,529
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	66,885		98,529
Actual Return on Plan Assets
Balance as of December 31	66,885		98,529
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,080,000		1,157,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,080,000		1,157,000
Actual Return on Plan Assets
Balance as of December 31	1,080,000		1,157,000
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	178,843		193,998
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	178,843		193,998
Actual Return on Plan Assets
Balance as of December 31	178,843		193,998
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	128,990		140,448
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128,990		140,448
Actual Return on Plan Assets
Balance as of December 31	128,990		140,448
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	131,415		144,383
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	131,415		144,383
Actual Return on Plan Assets
Balance as of December 31	131,415		144,383
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,204		65,609
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,204		65,609
Actual Return on Plan Assets
Balance as of December 31	61,204		65,609
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67,827		73,384
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67,827		73,384
Actual Return on Plan Assets
Balance as of December 31	67,827		73,384
Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,407,000		2,511,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,407,000		2,511,000
Actual Return on Plan Assets
Balance as of December 31	3,407,000		2,511,000
Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	440,499		334,744
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	440,499		334,744
Actual Return on Plan Assets
Balance as of December 31	440,499		334,744
Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	405,827		298,043
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	405,827		298,043
Actual Return on Plan Assets
Balance as of December 31	405,827		298,043
Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	341,857		267,391
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	341,857		267,391
Actual Return on Plan Assets
Balance as of December 31	341,857		267,391
Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	188,933		141,042
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	188,933		141,042
Actual Return on Plan Assets
Balance as of December 31	188,933		141,042
Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	198,993		148,690
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	198,993		148,690
Actual Return on Plan Assets
Balance as of December 31	198,993		148,690
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	610,000		537,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	610,000		537,000
Actual Return on Plan Assets
Balance as of December 31	610,000		537,000
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	101,120		90,036
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	101,120		90,036
Actual Return on Plan Assets
Balance as of December 31	101,120		90,036
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	72,935		65,183
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	72,935		65,183
Actual Return on Plan Assets
Balance as of December 31	72,935		65,183
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	74,305		67,011
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	74,305		67,011
Actual Return on Plan Assets
Balance as of December 31	74,305		67,011
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,608		30,451
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,608		30,451
Actual Return on Plan Assets
Balance as of December 31	34,608		30,451
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	38,351		34,061
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	38,351		34,061
Actual Return on Plan Assets
Balance as of December 31	38,351		34,061
Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	628,000		568,000		415,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	628,000		568,000		415,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	38,000		41,000
Relating to Assets Sold During the Period	35,000		15,000
Purchases and Sales	(13,000)		97,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	628,000		568,000		415,000
Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	81,089		75,696		54,951
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	81,089		75,696		54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	6,105		5,793
Relating to Assets Sold During the Period	11,447		1,949
Purchases and Sales	(12,159)		13,003
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	81,089		75,696		54,951
Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	74,708		67,396		48,803
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	74,708		67,396		48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	4,319		5,258
Relating to Assets Sold During the Period	3,372		1,741
Purchases and Sales	(379)		11,594
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	74,708		67,396		48,803
Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	62,931		60,465		89,743
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	62,931		60,465		89,743
Transfer of OPCo Generation Plan Assets			(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,697		9,020
Relating to Assets Sold During the Period	14,153		3,142
Purchases and Sales	(17,384)		21,053
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	62,931		60,465		89,743
Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,779		31,893		23,412
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,779		31,893		23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,305		2,231
Relating to Assets Sold During the Period	3,170		808
Purchases and Sales	(2,589)		5,442
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	34,779		31,893		23,412
Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,631		33,623		24,727
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,631		33,623		24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,441		2,315
Relating to Assets Sold During the Period	3,426		850
Purchases and Sales	(2,859)		5,731
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	36,631		33,623		24,727
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(212,000)		(32,000)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(212,000)		(32,000)
Actual Return on Plan Assets
Balance as of December 31	(212,000)		(32,000)
Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(27,355)		(4,269)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(27,355)		(4,269)
Actual Return on Plan Assets
Balance as of December 31	(27,355)		(4,269)
Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(25,201)		(3,800)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(25,201)		(3,800)
Actual Return on Plan Assets
Balance as of December 31	(25,201)		(3,800)
Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(21,229)		(3,410)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(21,229)		(3,410)
Actual Return on Plan Assets
Balance as of December 31	(21,229)		(3,410)
Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(11,732)		(1,799)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(11,732)		(1,799)
Actual Return on Plan Assets
Balance as of December 31	(11,732)		(1,799)
Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,357)		(1,896)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,357)		(1,896)
Actual Return on Plan Assets
Balance as of December 31	(12,357)		(1,896)
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,000		5,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,000		5,000
Actual Return on Plan Assets
Balance as of December 31	4,000		5,000
Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	670		806
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	670		806
Actual Return on Plan Assets
Balance as of December 31	670		806
Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	483		583
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	483		583
Actual Return on Plan Assets
Balance as of December 31	483		583
Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	492		600
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	492		600
Actual Return on Plan Assets
Balance as of December 31	492		600
Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	229		273
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	229		273
Actual Return on Plan Assets
Balance as of December 31	229		273
Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	254		305
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	254		305
Actual Return on Plan Assets
Balance as of December 31	254		305
Equity Securities [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,555,000		1,674,000
Year End Allocation
Total	31.40%		35.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,555,000		1,674,000
Actual Return on Plan Assets
Balance as of December 31	1,555,000		1,674,000
Equity Securities [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	201,019		223,126
Year End Allocation
Total	31.40%		35.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	201,019		223,126
Actual Return on Plan Assets
Balance as of December 31	201,019		223,126
Equity Securities [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	185,196		198,663
Year End Allocation
Total	31.40%		35.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	185,196		198,663
Actual Return on Plan Assets
Balance as of December 31	185,196		198,663
Equity Securities [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	156,004		178,228
Year End Allocation
Total	31.40%		35.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	156,004		178,228
Actual Return on Plan Assets
Balance as of December 31	156,004		178,228
Equity Securities [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	86,218		94,009
Year End Allocation
Total	31.40%		35.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	86,218		94,009
Actual Return on Plan Assets
Balance as of December 31	86,218		94,009
Equity Securities [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	90,810		99,107
Year End Allocation
Total	31.40%		35.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	90,810		99,107
Actual Return on Plan Assets
Balance as of December 31	90,810		99,107
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,079,000		1,104,000
Year End Allocation
Total	63.80%		65.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,079,000		1,104,000
Actual Return on Plan Assets
Balance as of December 31	1,079,000		1,104,000
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	178,709		185,020
Year End Allocation
Total	63.80%		65.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	178,709		185,020
Actual Return on Plan Assets
Balance as of December 31	178,709		185,020
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	128,894		133,948
Year End Allocation
Total	63.80%		65.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	128,894		133,948
Actual Return on Plan Assets
Balance as of December 31	128,894		133,948
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	131,317		137,701
Year End Allocation
Total	63.80%		65.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	131,317		137,701
Actual Return on Plan Assets
Balance as of December 31	131,317		137,701
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61,158		62,573
Year End Allocation
Total	63.80%		65.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61,158		62,573
Actual Return on Plan Assets
Balance as of December 31	61,158		62,573
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67,776		69,988
Year End Allocation
Total	63.80%		65.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67,776		69,988
Actual Return on Plan Assets
Balance as of December 31	67,776		69,988
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,145,000		1,664,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,145,000		1,664,000
Actual Return on Plan Assets
Balance as of December 31	1,145,000		1,664,000
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	148,056		221,824
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	148,056		221,824
Actual Return on Plan Assets
Balance as of December 31	148,056		221,824
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	136,403		197,504
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	136,403		197,504
Actual Return on Plan Assets
Balance as of December 31	136,403		197,504
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	114,902		177,188
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	114,902		177,188
Actual Return on Plan Assets
Balance as of December 31	114,902		177,188
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	63,502		93,461
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	63,502		93,461
Actual Return on Plan Assets
Balance as of December 31	63,502		93,461
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	66,885		98,529
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	66,885		98,529
Actual Return on Plan Assets
Balance as of December 31	66,885		98,529
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,033,000		1,089,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,033,000		1,089,000
Actual Return on Plan Assets
Balance as of December 31	1,033,000		1,089,000
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	171,092		182,557
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	171,092		182,557
Actual Return on Plan Assets
Balance as of December 31	171,092		182,557
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	123,400		132,165
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	123,400		132,165
Actual Return on Plan Assets
Balance as of December 31	123,400		132,165
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	125,720		135,868
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	125,720		135,868
Actual Return on Plan Assets
Balance as of December 31	125,720		135,868
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,551		61,740
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,551		61,740
Actual Return on Plan Assets
Balance as of December 31	58,551		61,740
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	64,887		69,056
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	64,887		69,056
Actual Return on Plan Assets
Balance as of December 31	64,887		69,056
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	410,000		10,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	410,000		10,000
Actual Return on Plan Assets
Balance as of December 31	410,000		10,000
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	52,963		1,302
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	52,963		1,302
Actual Return on Plan Assets
Balance as of December 31	52,963		1,302
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,793		1,159
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,793		1,159
Actual Return on Plan Assets
Balance as of December 31	48,793		1,159
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	41,102		1,040
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	41,102		1,040
Actual Return on Plan Assets
Balance as of December 31	41,102		1,040
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,716		548
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,716		548
Actual Return on Plan Assets
Balance as of December 31	22,716		548
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,925		578
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,925		578
Actual Return on Plan Assets
Balance as of December 31	23,925		578
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	46,000		15,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	46,000		15,000
Actual Return on Plan Assets
Balance as of December 31	46,000		15,000
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,617		2,463
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,617		2,463
Actual Return on Plan Assets
Balance as of December 31	7,617		2,463
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,494		1,783
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,494		1,783
Actual Return on Plan Assets
Balance as of December 31	5,494		1,783
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,597		1,833
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,597		1,833
Actual Return on Plan Assets
Balance as of December 31	5,597		1,833
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,607		833
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,607		833
Actual Return on Plan Assets
Balance as of December 31	2,607		833
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,889		932
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,889		932
Actual Return on Plan Assets
Balance as of December 31	2,889		932
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	589,000		1,092,000
Year End Allocation
Total	11.90%		23.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	589,000		1,092,000
Actual Return on Plan Assets
Balance as of December 31	589,000		1,092,000
Domestic [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	76,107		145,515
Year End Allocation
Total	11.90%		23.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	76,107		145,515
Actual Return on Plan Assets
Balance as of December 31	76,107		145,515
Domestic [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	70,116		129,561
Year End Allocation
Total	11.90%		23.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	70,116		129,561
Actual Return on Plan Assets
Balance as of December 31	70,116		129,561
Domestic [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,064		116,233
Year End Allocation
Total	11.90%		23.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,064		116,233
Actual Return on Plan Assets
Balance as of December 31	59,064		116,233
Domestic [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,642		61,309
Year End Allocation
Total	11.90%		23.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,642		61,309
Actual Return on Plan Assets
Balance as of December 31	32,642		61,309
Domestic [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,382		64,634
Year End Allocation
Total	11.90%		23.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,382		64,634
Actual Return on Plan Assets
Balance as of December 31	34,382		64,634
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	466,000		473,000
Year End Allocation
Total	27.50%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	466,000		473,000
Actual Return on Plan Assets
Balance as of December 31	466,000		473,000
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	77,221		79,369
Year End Allocation
Total	27.50%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	77,221		79,369
Actual Return on Plan Assets
Balance as of December 31	77,221		79,369
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	55,695		57,460
Year End Allocation
Total	27.50%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	55,695		57,460
Actual Return on Plan Assets
Balance as of December 31	55,695		57,460
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	56,743		59,069
Year End Allocation
Total	27.50%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	56,743		59,069
Actual Return on Plan Assets
Balance as of December 31	56,743		59,069
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,425		26,842
Year End Allocation
Total	27.50%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,425		26,842
Actual Return on Plan Assets
Balance as of December 31	26,425		26,842
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,286		30,022
Year End Allocation
Total	27.50%		27.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,286		30,022
Actual Return on Plan Assets
Balance as of December 31	29,286		30,022
Domestic [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	589,000		1,092,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	589,000		1,092,000
Actual Return on Plan Assets
Balance as of December 31	589,000		1,092,000
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	76,107		145,515
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	76,107		145,515
Actual Return on Plan Assets
Balance as of December 31	76,107		145,515
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	70,116		129,561
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	70,116		129,561
Actual Return on Plan Assets
Balance as of December 31	70,116		129,561
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,064		116,233
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,064		116,233
Actual Return on Plan Assets
Balance as of December 31	59,064		116,233
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,642		61,309
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,642		61,309
Actual Return on Plan Assets
Balance as of December 31	32,642		61,309
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	34,382		64,634
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	34,382		64,634
Actual Return on Plan Assets
Balance as of December 31	34,382		64,634
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	466,000		473,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	466,000		473,000
Actual Return on Plan Assets
Balance as of December 31	466,000		473,000
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	77,221		79,369
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	77,221		79,369
Actual Return on Plan Assets
Balance as of December 31	77,221		79,369
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	55,695		57,460
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	55,695		57,460
Actual Return on Plan Assets
Balance as of December 31	55,695		57,460
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	56,743		59,069
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	56,743		59,069
Actual Return on Plan Assets
Balance as of December 31	56,743		59,069
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,425		26,842
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,425		26,842
Actual Return on Plan Assets
Balance as of December 31	26,425		26,842
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,286		30,022
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,286		30,022
Actual Return on Plan Assets
Balance as of December 31	29,286		30,022
Domestic [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	502,000		514,000
Year End Allocation
Total	10.10%		10.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	502,000		514,000
Actual Return on Plan Assets
Balance as of December 31	502,000		514,000
International [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	64,930		68,591
Year End Allocation
Total	10.10%		10.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	64,930		68,591
Actual Return on Plan Assets
Balance as of December 31	64,930		68,591
International [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,820		61,071
Year End Allocation
Total	10.10%		10.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,820		61,071
Actual Return on Plan Assets
Balance as of December 31	59,820		61,071
International [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	50,390		54,790
Year End Allocation
Total	10.10%		10.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	50,390		54,790
Actual Return on Plan Assets
Balance as of December 31	50,390		54,790
International [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,849		28,900
Year End Allocation
Total	10.10%		10.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,849		28,900
Actual Return on Plan Assets
Balance as of December 31	27,849		28,900
International [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,332		30,467
Year End Allocation
Total	10.10%		10.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,332		30,467
Actual Return on Plan Assets
Balance as of December 31	29,332		30,467
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	567,000		616,000
Year End Allocation
Total	33.50%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	567,000		616,000
Actual Return on Plan Assets
Balance as of December 31	567,000		616,000
International [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	93,871		103,188
Year End Allocation
Total	33.50%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93,871		103,188
Actual Return on Plan Assets
Balance as of December 31	93,871		103,188
International [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67,705		74,705
Year End Allocation
Total	33.50%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67,705		74,705
Actual Return on Plan Assets
Balance as of December 31	67,705		74,705
International [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	68,977		76,799
Year End Allocation
Total	33.50%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	68,977		76,799
Actual Return on Plan Assets
Balance as of December 31	68,977		76,799
International [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,126		34,898
Year End Allocation
Total	33.50%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,126		34,898
Actual Return on Plan Assets
Balance as of December 31	32,126		34,898
International [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,601		39,034
Year End Allocation
Total	33.50%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,601		39,034
Actual Return on Plan Assets
Balance as of December 31	35,601		39,034
International [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	502,000		514,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	502,000		514,000
Actual Return on Plan Assets
Balance as of December 31	502,000		514,000
International [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	64,930		68,591
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	64,930		68,591
Actual Return on Plan Assets
Balance as of December 31	64,930		68,591
International [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,820		61,071
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,820		61,071
Actual Return on Plan Assets
Balance as of December 31	59,820		61,071
International [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	50,390		54,790
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	50,390		54,790
Actual Return on Plan Assets
Balance as of December 31	50,390		54,790
International [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,849		28,900
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,849		28,900
Actual Return on Plan Assets
Balance as of December 31	27,849		28,900
International [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,332		30,467
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,332		30,467
Actual Return on Plan Assets
Balance as of December 31	29,332		30,467
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	567,000		616,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	567,000		616,000
Actual Return on Plan Assets
Balance as of December 31	567,000		616,000
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	93,871		103,188
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	93,871		103,188
Actual Return on Plan Assets
Balance as of December 31	93,871		103,188
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67,705		74,705
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67,705		74,705
Actual Return on Plan Assets
Balance as of December 31	67,705		74,705
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	68,977		76,799
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	68,977		76,799
Actual Return on Plan Assets
Balance as of December 31	68,977		76,799
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,126		34,898
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,126		34,898
Actual Return on Plan Assets
Balance as of December 31	32,126		34,898
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,601		39,034
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,601		39,034
Actual Return on Plan Assets
Balance as of December 31	35,601		39,034
International [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Options [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,000
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,000
Actual Return on Plan Assets
Balance as of December 31	14,000
Options [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,822
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,822
Actual Return on Plan Assets
Balance as of December 31	1,822
Options [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,678
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,678
Actual Return on Plan Assets
Balance as of December 31	1,678
Options [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,414
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,414
Actual Return on Plan Assets
Balance as of December 31	1,414
Options [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	781
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	781
Actual Return on Plan Assets
Balance as of December 31	781
Options [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	823
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	823
Actual Return on Plan Assets
Balance as of December 31	823
Options [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,000
Year End Allocation
Total	1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,000
Actual Return on Plan Assets
Balance as of December 31	16,000
Options [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,712
Year End Allocation
Total	1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,712
Actual Return on Plan Assets
Balance as of December 31	2,712
Options [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,956
Year End Allocation
Total	1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,956
Actual Return on Plan Assets
Balance as of December 31	1,956
Options [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,993
Year End Allocation
Total	1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,993
Actual Return on Plan Assets
Balance as of December 31	1,993
Options [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	928
Year End Allocation
Total	1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	928
Actual Return on Plan Assets
Balance as of December 31	928
Options [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,029
Year End Allocation
Total	1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,029
Actual Return on Plan Assets
Balance as of December 31	1,029
Options [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,000
Actual Return on Plan Assets
Balance as of December 31	14,000
Options [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,822
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,822
Actual Return on Plan Assets
Balance as of December 31	1,822
Options [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,678
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,678
Actual Return on Plan Assets
Balance as of December 31	1,678
Options [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,414
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,414
Actual Return on Plan Assets
Balance as of December 31	1,414
Options [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	781
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	781
Actual Return on Plan Assets
Balance as of December 31	781
Options [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	823
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	823
Actual Return on Plan Assets
Balance as of December 31	823
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,000
Actual Return on Plan Assets
Balance as of December 31	16,000
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,712
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,712
Actual Return on Plan Assets
Balance as of December 31	2,712
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,956
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,956
Actual Return on Plan Assets
Balance as of December 31	1,956
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,993
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,993
Actual Return on Plan Assets
Balance as of December 31	1,993
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	928
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	928
Actual Return on Plan Assets
Balance as of December 31	928
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,029
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,029
Actual Return on Plan Assets
Balance as of December 31	1,029
Options [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Real Estate Investment Trusts [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	54,000		58,000
Year End Allocation
Total	1.10%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	54,000		58,000
Actual Return on Plan Assets
Balance as of December 31	54,000		58,000
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,019		7,718
Year End Allocation
Total	1.10%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,019		7,718
Actual Return on Plan Assets
Balance as of December 31	7,019		7,718
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,467		6,872
Year End Allocation
Total	1.10%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,467		6,872
Actual Return on Plan Assets
Balance as of December 31	6,467		6,872
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,448		6,165
Year End Allocation
Total	1.10%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,448		6,165
Actual Return on Plan Assets
Balance as of December 31	5,448		6,165
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,011		3,252
Year End Allocation
Total	1.10%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,011		3,252
Actual Return on Plan Assets
Balance as of December 31	3,011		3,252
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,171		3,428
Year End Allocation
Total	1.10%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,171		3,428
Actual Return on Plan Assets
Balance as of December 31	3,171		3,428
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	54,000		58,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	54,000		58,000
Actual Return on Plan Assets
Balance as of December 31	54,000		58,000
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,019		7,718
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,019		7,718
Actual Return on Plan Assets
Balance as of December 31	7,019		7,718
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,467		6,872
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,467		6,872
Actual Return on Plan Assets
Balance as of December 31	6,467		6,872
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,448		6,165
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,448		6,165
Actual Return on Plan Assets
Balance as of December 31	5,448		6,165
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,011		3,252
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,011		3,252
Actual Return on Plan Assets
Balance as of December 31	3,011		3,252
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,171		3,428
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,171		3,428
Actual Return on Plan Assets
Balance as of December 31	3,171		3,428
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	377,000
Year End Allocation
Total	7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	377,000
Actual Return on Plan Assets
Balance as of December 31	377,000
Common Collective Trust Global [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,751
Year End Allocation
Total	7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,751
Actual Return on Plan Assets
Balance as of December 31	48,751
Common Collective Trust Global [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	44,914
Year End Allocation
Total	7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	44,914
Actual Return on Plan Assets
Balance as of December 31	44,914
Common Collective Trust Global [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	37,834
Year End Allocation
Total	7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	37,834
Actual Return on Plan Assets
Balance as of December 31	37,834
Common Collective Trust Global [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,910
Year End Allocation
Total	7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,910
Actual Return on Plan Assets
Balance as of December 31	20,910
Common Collective Trust Global [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,023
Year End Allocation
Total	7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,023
Actual Return on Plan Assets
Balance as of December 31	22,023
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,000		15,000
Year End Allocation
Total	1.80%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,000		15,000
Actual Return on Plan Assets
Balance as of December 31	30,000		15,000
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,905		2,463
Year End Allocation
Total	1.80%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,905		2,463
Actual Return on Plan Assets
Balance as of December 31	4,905		2,463
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,538		1,783
Year End Allocation
Total	1.80%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,538		1,783
Actual Return on Plan Assets
Balance as of December 31	3,538		1,783
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,604		1,833
Year End Allocation
Total	1.80%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,604		1,833
Actual Return on Plan Assets
Balance as of December 31	3,604		1,833
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,679		833
Year End Allocation
Total	1.80%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,679		833
Actual Return on Plan Assets
Balance as of December 31	1,679		833
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,860		932
Year End Allocation
Total	1.80%		0.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,860		932
Actual Return on Plan Assets
Balance as of December 31	1,860		932
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	377,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	377,000
Actual Return on Plan Assets
Balance as of December 31	377,000
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,751
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,751
Actual Return on Plan Assets
Balance as of December 31	48,751
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	44,914
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	44,914
Actual Return on Plan Assets
Balance as of December 31	44,914
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	37,834
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	37,834
Actual Return on Plan Assets
Balance as of December 31	37,834
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,910
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,910
Actual Return on Plan Assets
Balance as of December 31	20,910
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,023
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,023
Actual Return on Plan Assets
Balance as of December 31	22,023
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,000		15,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,000		15,000
Actual Return on Plan Assets
Balance as of December 31	30,000		15,000
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,905		2,463
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,905		2,463
Actual Return on Plan Assets
Balance as of December 31	4,905		2,463
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,538		1,783
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,538		1,783
Actual Return on Plan Assets
Balance as of December 31	3,538		1,783
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,604		1,833
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,604		1,833
Actual Return on Plan Assets
Balance as of December 31	3,604		1,833
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,679		833
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,679		833
Actual Return on Plan Assets
Balance as of December 31	1,679		833
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,860		932
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,860		932
Actual Return on Plan Assets
Balance as of December 31	1,860		932
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,000		10,000
Year End Allocation
Total	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,000		10,000
Actual Return on Plan Assets
Balance as of December 31	19,000		10,000
Common Collective Trust International [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,390		1,302
Year End Allocation
Total	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,390		1,302
Actual Return on Plan Assets
Balance as of December 31	2,390		1,302
Common Collective Trust International [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,201		1,159
Year End Allocation
Total	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,201		1,159
Actual Return on Plan Assets
Balance as of December 31	2,201		1,159
Common Collective Trust International [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,854		1,040
Year End Allocation
Total	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,854		1,040
Actual Return on Plan Assets
Balance as of December 31	1,854		1,040
Common Collective Trust International [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,025		548
Year End Allocation
Total	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,025		548
Actual Return on Plan Assets
Balance as of December 31	1,025		548
Common Collective Trust International [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,079		578
Year End Allocation
Total	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,079		578
Actual Return on Plan Assets
Balance as of December 31	1,079		578
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,000		10,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,000		10,000
Actual Return on Plan Assets
Balance as of December 31	19,000		10,000
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,390		1,302
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,390		1,302
Actual Return on Plan Assets
Balance as of December 31	2,390		1,302
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,201		1,159
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,201		1,159
Actual Return on Plan Assets
Balance as of December 31	2,201		1,159
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,854		1,040
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,854		1,040
Actual Return on Plan Assets
Balance as of December 31	1,854		1,040
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,025		548
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,025		548
Actual Return on Plan Assets
Balance as of December 31	1,025		548
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,079		578
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,079		578
Actual Return on Plan Assets
Balance as of December 31	1,079		578
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,724,000		2,418,000
Year End Allocation
Total	54.80%		51.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,724,000		2,418,000
Actual Return on Plan Assets
Balance as of December 31	2,724,000		2,418,000
Fixed Income [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	352,234		322,277
Year End Allocation
Total	54.80%		51.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	352,234		322,277
Actual Return on Plan Assets
Balance as of December 31	352,234		322,277
Fixed Income [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	324,511		286,943
Year End Allocation
Total	54.80%		51.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	324,511		286,943
Actual Return on Plan Assets
Balance as of December 31	324,511		286,943
Fixed Income [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	273,359		257,433
Year End Allocation
Total	54.80%		51.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	273,359		257,433
Actual Return on Plan Assets
Balance as of December 31	273,359		257,433
Fixed Income [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	151,076		135,789
Year End Allocation
Total	54.80%		51.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	151,076		135,789
Actual Return on Plan Assets
Balance as of December 31	151,076		135,789
Fixed Income [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	159,121		143,152
Year End Allocation
Total	54.80%		51.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	159,121		143,152
Actual Return on Plan Assets
Balance as of December 31	159,121		143,152
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	332,000		289,000
Year End Allocation
Total	19.60%		17.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	332,000		289,000
Actual Return on Plan Assets
Balance as of December 31	332,000		289,000
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	55,077		48,414
Year End Allocation
Total	19.60%		17.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	55,077		48,414
Actual Return on Plan Assets
Balance as of December 31	55,077		48,414
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	39,726		35,050
Year End Allocation
Total	19.60%		17.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	39,726		35,050
Actual Return on Plan Assets
Balance as of December 31	39,726		35,050
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,472		36,033
Year End Allocation
Total	19.60%		17.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,472		36,033
Actual Return on Plan Assets
Balance as of December 31	40,472		36,033
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,850		16,374
Year End Allocation
Total	19.60%		17.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,850		16,374
Actual Return on Plan Assets
Balance as of December 31	18,850		16,374
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,889		18,315
Year End Allocation
Total	19.60%		17.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,889		18,315
Actual Return on Plan Assets
Balance as of December 31	20,889		18,315
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,724,000		2,418,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,724,000		2,418,000
Actual Return on Plan Assets
Balance as of December 31	2,724,000		2,418,000
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	352,234		322,277
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	352,234		322,277
Actual Return on Plan Assets
Balance as of December 31	352,234		322,277
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	324,511		286,943
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	324,511		286,943
Actual Return on Plan Assets
Balance as of December 31	324,511		286,943
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	273,359		257,433
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	273,359		257,433
Actual Return on Plan Assets
Balance as of December 31	273,359		257,433
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	151,076		135,789
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	151,076		135,789
Actual Return on Plan Assets
Balance as of December 31	151,076		135,789
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	159,121		143,152
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	159,121		143,152
Actual Return on Plan Assets
Balance as of December 31	159,121		143,152
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	332,000		289,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	332,000		289,000
Actual Return on Plan Assets
Balance as of December 31	332,000		289,000
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	55,077		48,414
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	55,077		48,414
Actual Return on Plan Assets
Balance as of December 31	55,077		48,414
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	39,726		35,050
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	39,726		35,050
Actual Return on Plan Assets
Balance as of December 31	39,726		35,050
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,472		36,033
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,472		36,033
Actual Return on Plan Assets
Balance as of December 31	40,472		36,033
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	18,850		16,374
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	18,850		16,374
Actual Return on Plan Assets
Balance as of December 31	18,850		16,374
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,889		18,315
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,889		18,315
Actual Return on Plan Assets
Balance as of December 31	20,889		18,315
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,000		26,000
Year End Allocation
Total	0.60%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,000		26,000
Actual Return on Plan Assets
Balance as of December 31	30,000		26,000
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,904		3,456
Year End Allocation
Total	0.60%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,904		3,456
Actual Return on Plan Assets
Balance as of December 31	3,904		3,456
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,597		3,077
Year End Allocation
Total	0.60%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,597		3,077
Actual Return on Plan Assets
Balance as of December 31	3,597		3,077
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,030		2,761
Year End Allocation
Total	0.60%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,030		2,761
Actual Return on Plan Assets
Balance as of December 31	3,030		2,761
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,675		1,456
Year End Allocation
Total	0.60%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,675		1,456
Actual Return on Plan Assets
Balance as of December 31	1,675		1,456
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,764		1,535
Year End Allocation
Total	0.60%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,764		1,535
Actual Return on Plan Assets
Balance as of December 31	1,764		1,535
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	104,000		88,000
Year End Allocation
Total	6.10%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	104,000		88,000
Actual Return on Plan Assets
Balance as of December 31	104,000		88,000
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	17,188		14,737
Year End Allocation
Total	6.10%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17,188		14,737
Actual Return on Plan Assets
Balance as of December 31	17,188		14,737
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,397		10,669
Year End Allocation
Total	6.10%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,397		10,669
Actual Return on Plan Assets
Balance as of December 31	12,397		10,669
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,630		10,968
Year End Allocation
Total	6.10%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,630		10,968
Actual Return on Plan Assets
Balance as of December 31	12,630		10,968
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,882		4,984
Year End Allocation
Total	6.10%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,882		4,984
Actual Return on Plan Assets
Balance as of December 31	5,882		4,984
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,519		5,575
Year End Allocation
Total	6.10%		5.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,519		5,575
Actual Return on Plan Assets
Balance as of December 31	6,519		5,575
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,000		26,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,000		26,000
Actual Return on Plan Assets
Balance as of December 31	30,000		26,000
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,904		3,456
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,904		3,456
Actual Return on Plan Assets
Balance as of December 31	3,904		3,456
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,597		3,077
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,597		3,077
Actual Return on Plan Assets
Balance as of December 31	3,597		3,077
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,030		2,761
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,030		2,761
Actual Return on Plan Assets
Balance as of December 31	3,030		2,761
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,675		1,456
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,675		1,456
Actual Return on Plan Assets
Balance as of December 31	1,675		1,456
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,764		1,535
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,764		1,535
Actual Return on Plan Assets
Balance as of December 31	1,764		1,535
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	104,000		88,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	104,000		88,000
Actual Return on Plan Assets
Balance as of December 31	104,000		88,000
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	17,188		14,737
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17,188		14,737
Actual Return on Plan Assets
Balance as of December 31	17,188		14,737
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,397		10,669
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,397		10,669
Actual Return on Plan Assets
Balance as of December 31	12,397		10,669
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,630		10,968
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,630		10,968
Actual Return on Plan Assets
Balance as of December 31	12,630		10,968
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,882		4,984
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,882		4,984
Actual Return on Plan Assets
Balance as of December 31	5,882		4,984
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,519		5,575
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,519		5,575
Actual Return on Plan Assets
Balance as of December 31	6,519		5,575
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	450,000		387,000
Year End Allocation
Total	9.00%		8.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	450,000		387,000
Actual Return on Plan Assets
Balance as of December 31	450,000		387,000
United States Government and Agency Securities [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,164		51,556
Year End Allocation
Total	9.00%		8.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,164		51,556
Actual Return on Plan Assets
Balance as of December 31	58,164		51,556
United States Government and Agency Securities [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	53,586		45,904
Year End Allocation
Total	9.00%		8.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	53,586		45,904
Actual Return on Plan Assets
Balance as of December 31	53,586		45,904
United States Government and Agency Securities [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,139		41,183
Year End Allocation
Total	9.00%		8.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,139		41,183
Actual Return on Plan Assets
Balance as of December 31	45,139		41,183
United States Government and Agency Securities [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	24,947		21,723
Year End Allocation
Total	9.00%		8.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	24,947		21,723
Actual Return on Plan Assets
Balance as of December 31	24,947		21,723
United States Government and Agency Securities [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,275		22,901
Year End Allocation
Total	9.00%		8.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,275		22,901
Actual Return on Plan Assets
Balance as of December 31	26,275		22,901
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	71,000		56,000
Year End Allocation
Total	4.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	71,000		56,000
Actual Return on Plan Assets
Balance as of December 31	71,000		56,000
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,775		9,476
Year End Allocation
Total	4.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,775		9,476
Actual Return on Plan Assets
Balance as of December 31	11,775		9,476
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,493		6,860
Year End Allocation
Total	4.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,493		6,860
Actual Return on Plan Assets
Balance as of December 31	8,493		6,860
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,653		7,053
Year End Allocation
Total	4.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,653		7,053
Actual Return on Plan Assets
Balance as of December 31	8,653		7,053
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,030		3,205
Year End Allocation
Total	4.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,030		3,205
Actual Return on Plan Assets
Balance as of December 31	4,030		3,205
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,466		3,585
Year End Allocation
Total	4.20%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,466		3,585
Actual Return on Plan Assets
Balance as of December 31	4,466		3,585
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	450,000		387,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	450,000		387,000
Actual Return on Plan Assets
Balance as of December 31	450,000		387,000
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,164		51,556
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,164		51,556
Actual Return on Plan Assets
Balance as of December 31	58,164		51,556
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	53,586		45,904
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	53,586		45,904
Actual Return on Plan Assets
Balance as of December 31	53,586		45,904
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,139		41,183
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,139		41,183
Actual Return on Plan Assets
Balance as of December 31	45,139		41,183
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	24,947		21,723
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	24,947		21,723
Actual Return on Plan Assets
Balance as of December 31	24,947		21,723
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,275		22,901
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,275		22,901
Actual Return on Plan Assets
Balance as of December 31	26,275		22,901
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	71,000		56,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	71,000		56,000
Actual Return on Plan Assets
Balance as of December 31	71,000		56,000
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,775		9,476
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,775		9,476
Actual Return on Plan Assets
Balance as of December 31	11,775		9,476
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,493		6,860
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,493		6,860
Actual Return on Plan Assets
Balance as of December 31	8,493		6,860
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,653		7,053
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,653		7,053
Actual Return on Plan Assets
Balance as of December 31	8,653		7,053
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,030		3,205
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,030		3,205
Actual Return on Plan Assets
Balance as of December 31	4,030		3,205
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,466		3,585
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,466		3,585
Actual Return on Plan Assets
Balance as of December 31	4,466		3,585
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,799,000		1,600,000
Year End Allocation
Total	36.20%		34.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,799,000		1,600,000
Actual Return on Plan Assets
Balance as of December 31	1,799,000		1,600,000
Corporate Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	232,667		213,280
Year End Allocation
Total	36.20%		34.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	232,667		213,280
Actual Return on Plan Assets
Balance as of December 31	232,667		213,280
Corporate Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	214,355		189,896
Year End Allocation
Total	36.20%		34.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	214,355		189,896
Actual Return on Plan Assets
Balance as of December 31	214,355		189,896
Corporate Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	180,566		170,365
Year End Allocation
Total	36.20%		34.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	180,566		170,365
Actual Return on Plan Assets
Balance as of December 31	180,566		170,365
Corporate Debt [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	99,792		89,863
Year End Allocation
Total	36.20%		34.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99,792		89,863
Actual Return on Plan Assets
Balance as of December 31	99,792		89,863
Corporate Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	105,107		94,736
Year End Allocation
Total	36.20%		34.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	105,107		94,736
Actual Return on Plan Assets
Balance as of December 31	105,107		94,736
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	125,000		110,000
Year End Allocation
Total	7.40%		6.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	125,000		110,000
Actual Return on Plan Assets
Balance as of December 31	125,000		110,000
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,787		18,458
Year End Allocation
Total	7.40%		6.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,787		18,458
Actual Return on Plan Assets
Balance as of December 31	20,787		18,458
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,993		13,363
Year End Allocation
Total	7.40%		6.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,993		13,363
Actual Return on Plan Assets
Balance as of December 31	14,993		13,363
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,274		13,738
Year End Allocation
Total	7.40%		6.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,274		13,738
Actual Return on Plan Assets
Balance as of December 31	15,274		13,738
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,114		6,243
Year End Allocation
Total	7.40%		6.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,114		6,243
Actual Return on Plan Assets
Balance as of December 31	7,114		6,243
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,884		6,982
Year End Allocation
Total	7.40%		6.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,884		6,982
Actual Return on Plan Assets
Balance as of December 31	7,884		6,982
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,799,000		1,600,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,799,000		1,600,000
Actual Return on Plan Assets
Balance as of December 31	1,799,000		1,600,000
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	232,667		213,280
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	232,667		213,280
Actual Return on Plan Assets
Balance as of December 31	232,667		213,280
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	214,355		189,896
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	214,355		189,896
Actual Return on Plan Assets
Balance as of December 31	214,355		189,896
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	180,566		170,365
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	180,566		170,365
Actual Return on Plan Assets
Balance as of December 31	180,566		170,365
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	99,792		89,863
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99,792		89,863
Actual Return on Plan Assets
Balance as of December 31	99,792		89,863
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	105,107		94,736
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	105,107		94,736
Actual Return on Plan Assets
Balance as of December 31	105,107		94,736
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	125,000		110,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	125,000		110,000
Actual Return on Plan Assets
Balance as of December 31	125,000		110,000
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,787		18,458
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,787		18,458
Actual Return on Plan Assets
Balance as of December 31	20,787		18,458
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,993		13,363
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,993		13,363
Actual Return on Plan Assets
Balance as of December 31	14,993		13,363
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,274		13,738
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,274		13,738
Actual Return on Plan Assets
Balance as of December 31	15,274		13,738
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,114		6,243
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,114		6,243
Actual Return on Plan Assets
Balance as of December 31	7,114		6,243
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,884		6,982
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,884		6,982
Actual Return on Plan Assets
Balance as of December 31	7,884		6,982
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	401,000		344,000
Year End Allocation
Total	8.10%		7.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	401,000		344,000
Actual Return on Plan Assets
Balance as of December 31	401,000		344,000
Foreign Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	51,806		45,818
Year End Allocation
Total	8.10%		7.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	51,806		45,818
Actual Return on Plan Assets
Balance as of December 31	51,806		45,818
Foreign Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	47,728		40,794
Year End Allocation
Total	8.10%		7.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	47,728		40,794
Actual Return on Plan Assets
Balance as of December 31	47,728		40,794
Foreign Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,205		36,599
Year End Allocation
Total	8.10%		7.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,205		36,599
Actual Return on Plan Assets
Balance as of December 31	40,205		36,599
Foreign Debt [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,220		19,305
Year End Allocation
Total	8.10%		7.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,220		19,305
Actual Return on Plan Assets
Balance as of December 31	22,220		19,305
Foreign Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,403		20,352
Year End Allocation
Total	8.10%		7.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,403		20,352
Actual Return on Plan Assets
Balance as of December 31	23,403		20,352
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	21,000		22,000
Year End Allocation
Total	1.30%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	21,000		22,000
Actual Return on Plan Assets
Balance as of December 31	21,000		22,000
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,532		3,605
Year End Allocation
Total	1.30%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,532		3,605
Actual Return on Plan Assets
Balance as of December 31	3,532		3,605
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,547		2,610
Year End Allocation
Total	1.30%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,547		2,610
Actual Return on Plan Assets
Balance as of December 31	2,547		2,610
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,595		2,683
Year End Allocation
Total	1.30%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,595		2,683
Actual Return on Plan Assets
Balance as of December 31	2,595		2,683
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,209		1,219
Year End Allocation
Total	1.30%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,209		1,219
Actual Return on Plan Assets
Balance as of December 31	1,209		1,219
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,339		1,364
Year End Allocation
Total	1.30%		1.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,339		1,364
Actual Return on Plan Assets
Balance as of December 31	1,339		1,364
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	401,000		344,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	401,000		344,000
Actual Return on Plan Assets
Balance as of December 31	401,000		344,000
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	51,806		45,818
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	51,806		45,818
Actual Return on Plan Assets
Balance as of December 31	51,806		45,818
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	47,728		40,794
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	47,728		40,794
Actual Return on Plan Assets
Balance as of December 31	47,728		40,794
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,205		36,599
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,205		36,599
Actual Return on Plan Assets
Balance as of December 31	40,205		36,599
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,220		19,305
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,220		19,305
Actual Return on Plan Assets
Balance as of December 31	22,220		19,305
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,403		20,352
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,403		20,352
Actual Return on Plan Assets
Balance as of December 31	23,403		20,352
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	21,000		22,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	21,000		22,000
Actual Return on Plan Assets
Balance as of December 31	21,000		22,000
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,532		3,605
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,532		3,605
Actual Return on Plan Assets
Balance as of December 31	3,532		3,605
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,547		2,610
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,547		2,610
Actual Return on Plan Assets
Balance as of December 31	2,547		2,610
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,595		2,683
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,595		2,683
Actual Return on Plan Assets
Balance as of December 31	2,595		2,683
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,209		1,219
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,209		1,219
Actual Return on Plan Assets
Balance as of December 31	1,209		1,219
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,339		1,364
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,339		1,364
Actual Return on Plan Assets
Balance as of December 31	1,339		1,364
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,000		28,000
Year End Allocation
Total	0.30%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,000		28,000
Actual Return on Plan Assets
Balance as of December 31	15,000		28,000
State and Local Government [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,927		3,730
Year End Allocation
Total	0.30%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,927		3,730
Actual Return on Plan Assets
Balance as of December 31	1,927		3,730
State and Local Government [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,775		3,321
Year End Allocation
Total	0.30%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,775		3,321
Actual Return on Plan Assets
Balance as of December 31	1,775		3,321
State and Local Government [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,496		2,980
Year End Allocation
Total	0.30%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,496		2,980
Actual Return on Plan Assets
Balance as of December 31	1,496		2,980
State and Local Government [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	827		1,572
Year End Allocation
Total	0.30%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	827		1,572
Actual Return on Plan Assets
Balance as of December 31	827		1,572
State and Local Government [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	871		1,657
Year End Allocation
Total	0.30%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	871		1,657
Actual Return on Plan Assets
Balance as of December 31	871		1,657
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,000		5,000
Year End Allocation
Total	0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,000		5,000
Actual Return on Plan Assets
Balance as of December 31	6,000		5,000
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	975		776
Year End Allocation
Total	0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	975		776
Actual Return on Plan Assets
Balance as of December 31	975		776
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	704		562
Year End Allocation
Total	0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	704		562
Actual Return on Plan Assets
Balance as of December 31	704		562
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	717		577
Year End Allocation
Total	0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	717		577
Actual Return on Plan Assets
Balance as of December 31	717		577
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	334		262
Year End Allocation
Total	0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	334		262
Actual Return on Plan Assets
Balance as of December 31	334		262
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	370		294
Year End Allocation
Total	0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	370		294
Actual Return on Plan Assets
Balance as of December 31	370		294
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	15,000		28,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	15,000		28,000
Actual Return on Plan Assets
Balance as of December 31	15,000		28,000
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,927		3,730
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,927		3,730
Actual Return on Plan Assets
Balance as of December 31	1,927		3,730
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,775		3,321
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,775		3,321
Actual Return on Plan Assets
Balance as of December 31	1,775		3,321
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,496		2,980
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,496		2,980
Actual Return on Plan Assets
Balance as of December 31	1,496		2,980
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	827		1,572
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	827		1,572
Actual Return on Plan Assets
Balance as of December 31	827		1,572
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	871		1,657
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	871		1,657
Actual Return on Plan Assets
Balance as of December 31	871		1,657
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,000		5,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,000		5,000
Actual Return on Plan Assets
Balance as of December 31	6,000		5,000
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	975		776
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	975		776
Actual Return on Plan Assets
Balance as of December 31	975		776
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	704		562
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	704		562
Actual Return on Plan Assets
Balance as of December 31	704		562
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	717		577
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	717		577
Actual Return on Plan Assets
Balance as of December 31	717		577
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	334		262
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	334		262
Actual Return on Plan Assets
Balance as of December 31	334		262
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	370		294
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	370		294
Actual Return on Plan Assets
Balance as of December 31	370		294
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,000		33,000
Year End Allocation
Total	0.60%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,000		33,000
Actual Return on Plan Assets
Balance as of December 31	29,000		33,000
Other - Asset Backed [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,766		4,437
Year End Allocation
Total	0.60%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,766		4,437
Actual Return on Plan Assets
Balance as of December 31	3,766		4,437
Other - Asset Backed [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,470		3,951
Year End Allocation
Total	0.60%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,470		3,951
Actual Return on Plan Assets
Balance as of December 31	3,470		3,951
Other - Asset Backed [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,923		3,545
Year End Allocation
Total	0.60%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,923		3,545
Actual Return on Plan Assets
Balance as of December 31	2,923		3,545
Other - Asset Backed [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,615		1,870
Year End Allocation
Total	0.60%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,615		1,870
Actual Return on Plan Assets
Balance as of December 31	1,615		1,870
Other - Asset Backed [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,701		1,971
Year End Allocation
Total	0.60%		0.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,701		1,971
Actual Return on Plan Assets
Balance as of December 31	1,701		1,971
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000		8,000
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000		8,000
Actual Return on Plan Assets
Balance as of December 31	5,000		8,000
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	820		1,362
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	820		1,362
Actual Return on Plan Assets
Balance as of December 31	820		1,362
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	592		986
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	592		986
Actual Return on Plan Assets
Balance as of December 31	592		986
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	603		1,014
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	603		1,014
Actual Return on Plan Assets
Balance as of December 31	603		1,014
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	281		461
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	281		461
Actual Return on Plan Assets
Balance as of December 31	281		461
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	311		515
Year End Allocation
Total	0.30%		0.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	311		515
Actual Return on Plan Assets
Balance as of December 31	311		515
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,000		33,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,000		33,000
Actual Return on Plan Assets
Balance as of December 31	29,000		33,000
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,766		4,437
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,766		4,437
Actual Return on Plan Assets
Balance as of December 31	3,766		4,437
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,470		3,951
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,470		3,951
Actual Return on Plan Assets
Balance as of December 31	3,470		3,951
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,923		3,545
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,923		3,545
Actual Return on Plan Assets
Balance as of December 31	2,923		3,545
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,615		1,870
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,615		1,870
Actual Return on Plan Assets
Balance as of December 31	1,615		1,870
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,701		1,971
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,701		1,971
Actual Return on Plan Assets
Balance as of December 31	1,701		1,971
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000		8,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000		8,000
Actual Return on Plan Assets
Balance as of December 31	5,000		8,000
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	820		1,362
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	820		1,362
Actual Return on Plan Assets
Balance as of December 31	820		1,362
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	592		986
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	592		986
Actual Return on Plan Assets
Balance as of December 31	592		986
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	603		1,014
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	603		1,014
Actual Return on Plan Assets
Balance as of December 31	603		1,014
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	281		461
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	281		461
Actual Return on Plan Assets
Balance as of December 31	281		461
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	311		515
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	311		515
Actual Return on Plan Assets
Balance as of December 31	311		515
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Infrastructure [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,000
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,000
Actual Return on Plan Assets
Balance as of December 31	13,000
Infrastructure [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,617
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,617
Actual Return on Plan Assets
Balance as of December 31	1,617
Infrastructure [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,490
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,490
Actual Return on Plan Assets
Balance as of December 31	1,490
Infrastructure [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,255
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,255
Actual Return on Plan Assets
Balance as of December 31	1,255
Infrastructure [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	693
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	693
Actual Return on Plan Assets
Balance as of December 31	693
Infrastructure [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	730
Year End Allocation
Total	0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	730
Actual Return on Plan Assets
Balance as of December 31	730
Infrastructure [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,000		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,000		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	13,000
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31	13,000		0
Infrastructure [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,617		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,617		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	1,617
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31	1,617		0
Infrastructure [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,490		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,490		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	1,490
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31	1,490		0
Infrastructure [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,255		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,255		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	1,255
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31	1,255		0
Infrastructure [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	693		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	693		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	693
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31	693		0
Infrastructure [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	730		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	730		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0
Relating to Assets Sold During the Period	0
Purchases and Sales	730
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31	730		0
Infrastructure [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Infrastructure [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0
Actual Return on Plan Assets
Balance as of December 31	0
Real Estate [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	236,000		238,000
Year End Allocation
Total	4.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	236,000		238,000
Actual Return on Plan Assets
Balance as of December 31	236,000		238,000
Real Estate [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,487		31,757
Year End Allocation
Total	4.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,487		31,757
Actual Return on Plan Assets
Balance as of December 31	30,487		31,757
Real Estate [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,088		28,275
Year End Allocation
Total	4.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,088		28,275
Actual Return on Plan Assets
Balance as of December 31	28,088		28,275
Real Estate [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,660		25,367
Year End Allocation
Total	4.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,660		25,367
Actual Return on Plan Assets
Balance as of December 31	23,660		25,367
Real Estate [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,076		13,380
Year End Allocation
Total	4.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,076		13,380
Actual Return on Plan Assets
Balance as of December 31	13,076		13,380
Real Estate [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,772		14,106
Year End Allocation
Total	4.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,772		14,106
Actual Return on Plan Assets
Balance as of December 31	13,772		14,106
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	236,000		238,000		220,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	236,000		238,000		220,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	6,000		26,000
Relating to Assets Sold During the Period	19,000		0
Purchases and Sales	(27,000)		(8,000)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	236,000		238,000		220,000
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	30,487		31,757		29,063
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	30,487		31,757		29,063
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,829		3,861
Relating to Assets Sold During the Period	9,831		0
Purchases and Sales	(13,930)		(1,167)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	30,487		31,757		29,063
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,088		28,275		25,811
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,088		28,275		25,811
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	417		3,531
Relating to Assets Sold During the Period	1,448		0
Purchases and Sales	(2,052)		(1,067)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	28,088		28,275		25,811
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,660		25,367		47,464
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,660		25,367		47,464
Transfer of OPCo Generation Plan Assets			(26,218)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,802		5,907
Relating to Assets Sold During the Period	13,219		0
Purchases and Sales	(18,728)		(1,786)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	23,660		25,367		47,464
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,076		13,380		12,382
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,076		13,380		12,382
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	683		1,430
Relating to Assets Sold During the Period	2,371		0
Purchases and Sales	(3,358)		(432)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	13,076		13,380		12,382
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,772		14,106		13,078
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,772		14,106		13,078
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	745		1,474
Relating to Assets Sold During the Period	2,590		0
Purchases and Sales	(3,669)		(446)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	13,772		14,106		13,078
Real Estate [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	379,000		330,000
Year End Allocation
Total	7.60%		7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	379,000		330,000
Actual Return on Plan Assets
Balance as of December 31	379,000		330,000
Alternative Investments [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,985		43,939
Year End Allocation
Total	7.60%		7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,985		43,939
Actual Return on Plan Assets
Balance as of December 31	48,985		43,939
Alternative Investments [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,130		39,121
Year End Allocation
Total	7.60%		7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,130		39,121
Actual Return on Plan Assets
Balance as of December 31	45,130		39,121
Alternative Investments [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	38,016		35,098
Year End Allocation
Total	7.60%		7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	38,016		35,098
Actual Return on Plan Assets
Balance as of December 31	38,016		35,098
Alternative Investments [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	21,010		18,513
Year End Allocation
Total	7.60%		7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	21,010		18,513
Actual Return on Plan Assets
Balance as of December 31	21,010		18,513
Alternative Investments [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,129		19,517
Year End Allocation
Total	7.60%		7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,129		19,517
Actual Return on Plan Assets
Balance as of December 31	22,129		19,517
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	379,000		330,000		195,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	379,000		330,000		195,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	32,000		15,000
Relating to Assets Sold During the Period	16,000		15,000
Purchases and Sales	1,000		105,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	379,000		330,000		195,000
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,985		43,939		25,888
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,985		43,939		25,888
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,276		1,932
Relating to Assets Sold During the Period	1,616		1,949
Purchases and Sales	154		14,170
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	48,985		43,939		25,888
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	45,130		39,121		22,992
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	45,130		39,121		22,992
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,902		1,727
Relating to Assets Sold During the Period	1,924		1,741
Purchases and Sales	183		12,661
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	45,130		39,121		22,992
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	38,016		35,098		42,279
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	38,016		35,098		42,279
Transfer of OPCo Generation Plan Assets			(36,275)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,895		3,113
Relating to Assets Sold During the Period	934		3,142
Purchases and Sales	89		22,839
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	38,016		35,098		42,279
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	21,010		18,513		11,030
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	21,010		18,513		11,030
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,622		801
Relating to Assets Sold During the Period	799		808
Purchases and Sales	76		5,874
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	21,010		18,513		11,030
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,129		19,517		11,649
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,129		19,517		11,649
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,696		841
Relating to Assets Sold During the Period	836		850
Purchases and Sales	80		6,177
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	22,129		19,517		11,649
Alternative Investments [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	220,000		35,000
Year End Allocation
Total	4.40%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	220,000		35,000
Actual Return on Plan Assets
Balance as of December 31	220,000		35,000
Securities Lending [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,414		4,689
Year End Allocation
Total	4.40%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,414		4,689
Actual Return on Plan Assets
Balance as of December 31	28,414		4,689
Securities Lending [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,178		4,175
Year End Allocation
Total	4.40%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,178		4,175
Actual Return on Plan Assets
Balance as of December 31	26,178		4,175
Securities Lending [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,051		3,745
Year End Allocation
Total	4.40%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,051		3,745
Actual Return on Plan Assets
Balance as of December 31	22,051		3,745
Securities Lending [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,187		1,976
Year End Allocation
Total	4.40%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,187		1,976
Actual Return on Plan Assets
Balance as of December 31	12,187		1,976
Securities Lending [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,836		2,083
Year End Allocation
Total	4.40%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,836		2,083
Actual Return on Plan Assets
Balance as of December 31	12,836		2,083
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	220,000		35,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	220,000		35,000
Actual Return on Plan Assets
Balance as of December 31	220,000		35,000
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,414		4,689
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,414		4,689
Actual Return on Plan Assets
Balance as of December 31	28,414		4,689
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,178		4,175
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,178		4,175
Actual Return on Plan Assets
Balance as of December 31	26,178		4,175
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,051		3,745
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,051		3,745
Actual Return on Plan Assets
Balance as of December 31	22,051		3,745
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,187		1,976
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,187		1,976
Actual Return on Plan Assets
Balance as of December 31	12,187		1,976
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,836		2,083
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,836		2,083
Actual Return on Plan Assets
Balance as of December 31	12,836		2,083
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending Collateral [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(222,000)	[4]	(45,000)	[4]
Year End Allocation
Total	(4.50%)	[4]	(0.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(222,000)	[4]	(45,000)	[4]
Actual Return on Plan Assets
Balance as of December 31	(222,000)	[4]	(45,000)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(28,641)	[4]	(6,024)	[4]
Year End Allocation
Total	(4.50%)	[4]	(0.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(28,641)	[4]	(6,024)	[4]
Actual Return on Plan Assets
Balance as of December 31	(28,641)	[4]	(6,024)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(26,386)	[4]	(5,363)	[4]
Year End Allocation
Total	(4.50%)	[4]	(0.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(26,386)	[4]	(5,363)	[4]
Actual Return on Plan Assets
Balance as of December 31	(26,386)	[4]	(5,363)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(22,227)	[4]	(4,812)	[4]
Year End Allocation
Total	(4.50%)	[4]	(0.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(22,227)	[4]	(4,812)	[4]
Actual Return on Plan Assets
Balance as of December 31	(22,227)	[4]	(4,812)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,284)	[4]	(2,538)	[4]
Year End Allocation
Total	(4.50%)	[4]	(0.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,284)	[4]	(2,538)	[4]
Actual Return on Plan Assets
Balance as of December 31	(12,284)	[4]	(2,538)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,938)	[4]	(2,676)	[4]
Year End Allocation
Total	(4.50%)	[4]	(0.90%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,938)	[4]	(2,676)	[4]
Actual Return on Plan Assets
Balance as of December 31	(12,938)	[4]	(2,676)	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(222,000)	[4]	(45,000)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(222,000)	[4]	(45,000)	[4]
Actual Return on Plan Assets
Balance as of December 31	(222,000)	[4]	(45,000)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(28,641)	[4]	(6,024)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(28,641)	[4]	(6,024)	[4]
Actual Return on Plan Assets
Balance as of December 31	(28,641)	[4]	(6,024)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(26,386)	[4]	(5,363)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(26,386)	[4]	(5,363)	[4]
Actual Return on Plan Assets
Balance as of December 31	(26,386)	[4]	(5,363)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(22,227)	[4]	(4,812)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(22,227)	[4]	(4,812)	[4]
Actual Return on Plan Assets
Balance as of December 31	(22,227)	[4]	(4,812)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,284)	[4]	(2,538)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,284)	[4]	(2,538)	[4]
Actual Return on Plan Assets
Balance as of December 31	(12,284)	[4]	(2,538)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,938)	[4]	(2,676)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,938)	[4]	(2,676)	[4]
Actual Return on Plan Assets
Balance as of December 31	(12,938)	[4]	(2,676)	[4]
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	222,000		224,000
Year End Allocation
Total	13.10%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	222,000		224,000
Actual Return on Plan Assets
Balance as of December 31	222,000		224,000
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,840		37,689
Year End Allocation
Total	13.10%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,840		37,689
Actual Return on Plan Assets
Balance as of December 31	36,840		37,689
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,571		27,286
Year End Allocation
Total	13.10%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,571		27,286
Actual Return on Plan Assets
Balance as of December 31	26,571		27,286
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,071		28,051
Year End Allocation
Total	13.10%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,071		28,051
Actual Return on Plan Assets
Balance as of December 31	27,071		28,051
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,608		12,747
Year End Allocation
Total	13.10%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,608		12,747
Actual Return on Plan Assets
Balance as of December 31	12,608		12,747
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,972		14,258
Year End Allocation
Total	13.10%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,972		14,258
Actual Return on Plan Assets
Balance as of December 31	13,972		14,258
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	222,000		224,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	222,000		224,000
Actual Return on Plan Assets
Balance as of December 31	222,000		224,000
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,840		37,689
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,840		37,689
Actual Return on Plan Assets
Balance as of December 31	36,840		37,689
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,571		27,286
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,571		27,286
Actual Return on Plan Assets
Balance as of December 31	26,571		27,286
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,071		28,051
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,071		28,051
Actual Return on Plan Assets
Balance as of December 31	27,071		28,051
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,608		12,747
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,608		12,747
Actual Return on Plan Assets
Balance as of December 31	12,608		12,747
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,972		14,258
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,972		14,258
Actual Return on Plan Assets
Balance as of December 31	13,972		14,258
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		13,000
Year End Allocation
Total	0.60%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		13,000
Actual Return on Plan Assets
Balance as of December 31	10,000		13,000
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,709		2,219
Year End Allocation
Total	0.60%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,709		2,219
Actual Return on Plan Assets
Balance as of December 31	1,709		2,219
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,232		1,607
Year End Allocation
Total	0.60%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,232		1,607
Actual Return on Plan Assets
Balance as of December 31	1,232		1,607
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,256		1,652
Year End Allocation
Total	0.60%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,256		1,652
Actual Return on Plan Assets
Balance as of December 31	1,256		1,652
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	585		751
Year End Allocation
Total	0.60%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	585		751
Actual Return on Plan Assets
Balance as of December 31	585		751
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	648		840
Year End Allocation
Total	0.60%		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	648		840
Actual Return on Plan Assets
Balance as of December 31	648		840
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		13,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		13,000
Actual Return on Plan Assets
Balance as of December 31	10,000		13,000
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,709		2,219
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,709		2,219
Actual Return on Plan Assets
Balance as of December 31	1,709		2,219
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,232		1,607
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,232		1,607
Actual Return on Plan Assets
Balance as of December 31	1,232		1,607
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,256		1,652
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,256		1,652
Actual Return on Plan Assets
Balance as of December 31	1,256		1,652
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	585		751
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	585		751
Actual Return on Plan Assets
Balance as of December 31	585		751
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	648		840
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	648		840
Actual Return on Plan Assets
Balance as of December 31	648		840
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	212,000		211,000
Year End Allocation
Total	12.50%		12.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	212,000		211,000
Actual Return on Plan Assets
Balance as of December 31	212,000		211,000
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,131		35,470
Year End Allocation
Total	12.50%		12.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,131		35,470
Actual Return on Plan Assets
Balance as of December 31	35,131		35,470
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,339		25,679
Year End Allocation
Total	12.50%		12.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,339		25,679
Actual Return on Plan Assets
Balance as of December 31	25,339		25,679
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,815		26,399
Year End Allocation
Total	12.50%		12.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,815		26,399
Actual Return on Plan Assets
Balance as of December 31	25,815		26,399
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,023		11,996
Year End Allocation
Total	12.50%		12.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,023		11,996
Actual Return on Plan Assets
Balance as of December 31	12,023		11,996
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,324		13,418
Year End Allocation
Total	12.50%		12.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,324		13,418
Actual Return on Plan Assets
Balance as of December 31	13,324		13,418
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	212,000		211,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	212,000		211,000
Actual Return on Plan Assets
Balance as of December 31	212,000		211,000
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	35,131		35,470
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	35,131		35,470
Actual Return on Plan Assets
Balance as of December 31	35,131		35,470
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,339		25,679
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,339		25,679
Actual Return on Plan Assets
Balance as of December 31	25,339		25,679
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,815		26,399
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,815		26,399
Actual Return on Plan Assets
Balance as of December 31	25,815		26,399
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,023		11,996
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,023		11,996
Actual Return on Plan Assets
Balance as of December 31	12,023		11,996
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,324		13,418
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,324		13,418
Actual Return on Plan Assets
Balance as of December 31	13,324		13,418
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	53,000		48,000
Year End Allocation
Total	1.10%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	53,000		48,000
Actual Return on Plan Assets
Balance as of December 31	53,000		48,000
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,888		6,476
Year End Allocation
Total	1.10%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,888		6,476
Actual Return on Plan Assets
Balance as of December 31	6,888		6,476
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,345		5,766
Year End Allocation
Total	1.10%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,345		5,766
Actual Return on Plan Assets
Balance as of December 31	6,345		5,766
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,345		5,173
Year End Allocation
Total	1.10%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,345		5,173
Actual Return on Plan Assets
Balance as of December 31	5,345		5,173
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,954		2,729
Year End Allocation
Total	1.10%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,954		2,729
Actual Return on Plan Assets
Balance as of December 31	2,954		2,729
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,111		2,877
Year End Allocation
Total	1.10%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,111		2,877
Actual Return on Plan Assets
Balance as of December 31	3,111		2,877
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	57,000		77,000
Year End Allocation
Total	3.30%		4.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	57,000		77,000
Actual Return on Plan Assets
Balance as of December 31	57,000		77,000
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,337		12,911
Year End Allocation
Total	3.30%		4.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,337		12,911
Actual Return on Plan Assets
Balance as of December 31	9,337		12,911
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,734		9,347
Year End Allocation
Total	3.30%		4.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,734		9,347
Actual Return on Plan Assets
Balance as of December 31	6,734		9,347
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,860		9,609
Year End Allocation
Total	3.30%		4.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,860		9,609
Actual Return on Plan Assets
Balance as of December 31	6,860		9,609
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,196		4,366
Year End Allocation
Total	3.30%		4.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,196		4,366
Actual Return on Plan Assets
Balance as of December 31	3,196		4,366
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,541		4,884
Year End Allocation
Total	3.30%		4.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,541		4,884
Actual Return on Plan Assets
Balance as of December 31	3,541		4,884
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	47,000		68,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	47,000		68,000
Actual Return on Plan Assets
Balance as of December 31	47,000		68,000
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,751		11,441
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,751		11,441
Actual Return on Plan Assets
Balance as of December 31	7,751		11,441
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,590		8,283
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,590		8,283
Actual Return on Plan Assets
Balance as of December 31	5,590		8,283
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,695		8,515
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,695		8,515
Actual Return on Plan Assets
Balance as of December 31	5,695		8,515
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,653		3,869
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,653		3,869
Actual Return on Plan Assets
Balance as of December 31	2,653		3,869
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,940		4,328
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,940		4,328
Actual Return on Plan Assets
Balance as of December 31	2,940		4,328
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	53,000		48,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	53,000		48,000
Actual Return on Plan Assets
Balance as of December 31	53,000		48,000
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,888		6,476
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,888		6,476
Actual Return on Plan Assets
Balance as of December 31	6,888		6,476
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,345		5,766
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,345		5,766
Actual Return on Plan Assets
Balance as of December 31	6,345		5,766
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,345		5,173
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,345		5,173
Actual Return on Plan Assets
Balance as of December 31	5,345		5,173
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,954		2,729
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,954		2,729
Actual Return on Plan Assets
Balance as of December 31	2,954		2,729
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,111		2,877
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,111		2,877
Actual Return on Plan Assets
Balance as of December 31	3,111		2,877
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		9,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		9,000
Actual Return on Plan Assets
Balance as of December 31	10,000		9,000
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,586		1,470
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,586		1,470
Actual Return on Plan Assets
Balance as of December 31	1,586		1,470
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,144		1,064
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,144		1,064
Actual Return on Plan Assets
Balance as of December 31	1,144		1,064
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,165		1,094
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,165		1,094
Actual Return on Plan Assets
Balance as of December 31	1,165		1,094
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	543		497
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	543		497
Actual Return on Plan Assets
Balance as of December 31	543		497
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	601		556
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	601		556
Actual Return on Plan Assets
Balance as of December 31	601		556
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000	[5]	13,000	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000	[5]	13,000	[5]
Actual Return on Plan Assets
Balance as of December 31	10,000	[5]	13,000	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,286	[5]	1,755	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,286	[5]	1,755	[5]
Actual Return on Plan Assets
Balance as of December 31	1,286	[5]	1,755	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,185	[5]	1,563	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,185	[5]	1,563	[5]
Actual Return on Plan Assets
Balance as of December 31	1,185	[5]	1,563	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	998	[5]	1,402	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	998	[5]	1,402	[5]
Actual Return on Plan Assets
Balance as of December 31	998	[5]	1,402	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	552	[5]	739	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	552	[5]	739	[5]
Actual Return on Plan Assets
Balance as of December 31	552	[5]	739	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	581	[5]	780	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	581	[5]	780	[5]
Actual Return on Plan Assets
Balance as of December 31	581	[5]	780	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,000	[5]	5,000	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,000	[5]	5,000	[5]
Actual Return on Plan Assets
Balance as of December 31	4,000	[5]	5,000	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	670	[5]	806	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	670	[5]	806	[5]
Actual Return on Plan Assets
Balance as of December 31	670	[5]	806	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	483	[5]	583	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	483	[5]	583	[5]
Actual Return on Plan Assets
Balance as of December 31	483	[5]	583	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	492	[5]	600	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	492	[5]	600	[5]
Actual Return on Plan Assets
Balance as of December 31	492	[5]	600	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	229	[5]	273	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	229	[5]	273	[5]
Actual Return on Plan Assets
Balance as of December 31	229	[5]	273	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	254	[5]	305	[5]
Year End Allocation
Total	0.20%	[5]	0.30%	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	254	[5]	305	[5]
Actual Return on Plan Assets
Balance as of December 31	254	[5]	305	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000	[5]	13,000	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000	[5]	13,000	[5]
Actual Return on Plan Assets
Balance as of December 31	10,000	[5]	13,000	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,286	[5]	1,755	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,286	[5]	1,755	[5]
Actual Return on Plan Assets
Balance as of December 31	1,286	[5]	1,755	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,185	[5]	1,563	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,185	[5]	1,563	[5]
Actual Return on Plan Assets
Balance as of December 31	1,185	[5]	1,563	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	998	[5]	1,402	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	998	[5]	1,402	[5]
Actual Return on Plan Assets
Balance as of December 31	998	[5]	1,402	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	552	[5]	739	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	552	[5]	739	[5]
Actual Return on Plan Assets
Balance as of December 31	552	[5]	739	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	581	[5]	780	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	581	[5]	780	[5]
Actual Return on Plan Assets
Balance as of December 31	581	[5]	780	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,000	[5]	5,000	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,000	[5]	5,000	[5]
Actual Return on Plan Assets
Balance as of December 31	4,000	[5]	5,000	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	670	[5]	806	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	670	[5]	806	[5]
Actual Return on Plan Assets
Balance as of December 31	670	[5]	806	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	483	[5]	583	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	483	[5]	583	[5]
Actual Return on Plan Assets
Balance as of December 31	483	[5]	583	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	492	[5]	600	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	492	[5]	600	[5]
Actual Return on Plan Assets
Balance as of December 31	492	[5]	600	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	229	[5]	273	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	229	[5]	273	[5]
Actual Return on Plan Assets
Balance as of December 31	229	[5]	273	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	254	[5]	305	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	254	[5]	305	[5]
Actual Return on Plan Assets
Balance as of December 31	$ 254	[5]	$ 305	[5]

[1]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[2]	Represents existing assets or liabilities that were previously categorized as Level 2.
[3]	Represents existing assets or liabilities that were previously categorized as Level 3.
[4]	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.
[5]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.